EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Unit-based Compensation
Schedule of unit-based compensation expense recognized in general and administrative expenses

Years ended December 31,	2017	2016

DSPs for trustees/directors	$2,001	$2,078
Stapled Unit Plan for employees	2,911	1,330
Option Plan	—	274

Unit-based compensation expense	$4,912	$3,682

Fair value remeasurement expense included in the above	$1,237	$1,361

Schedule of accumulated other comprehensive income

As at December 31,	2017	2016

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$183,729	$167,684
Fair value losses on derivatives designated as net investment hedges	(65,163)	(13,950)

	$118,566	$153,734

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation

	2017		2016
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value

DSUs outstanding, January 1	147	$35.43	135	$35.51
Granted	23	48.75	28	40.27
Settled	(142)	50.81	(16)	44.44

DSUs outstanding, December 31	28	$41.88	147	$35.43

Executive Deferred Stapled Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation

	2017		2016
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value

Stapled units outstanding, January 1	82	$42.34	72	$41.03
New grants	49	45.81	67	40.61
Forfeited(1)	(3)	45.23	—	37.33
Settled(2)	(22)	45.36	(57)	38.24

Stapled units outstanding, December 31	106	$43.32	82	$42.34

(1)	Three thousand stapled units (2016 — 198 stapled units) were forfeited during the year ended December 31, 2017.
(2)	22 thousand stapled units (2016 — 57 thousand stapled units) were settled during the year ended December 31, 2017.